Contingent liabilities, contractual commitments and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 120,324	$ 110,019
Commitments	948,637	861,578
Off-balance sheet commitments	360,260	334,622
Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	360,529	334,934
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	707,902	635,988
IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	708,268	636,365
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	6,959	7,096
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	84,978	61,017
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	856,700	793,465
– loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	257,845	242,211
– loan and other credit-related commitments | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	257,845	242,211
– loan and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	690,477	619,019
– loan and other credit-related commitments | IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	690,792	619,367
HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	6,983	7,327
Commitments	0	0
HSBC Holdings | – documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | – forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | – standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	0	0
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	17,476	16,998
– financial guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	0	0
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	102,684	92,723
– performance and other guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	6,983	7,327
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	164	298
– other contingent liabilities | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 0	$ 0